SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Convenience translation into U.S. Dollars	(USD 1 = NIS 3.748)
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Discount range	2.50%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Discount range	3.00%